Long-Term Debt and Other Financial Liabilities, Sinopac Loan Facility (Details) $ in Thousands		12 Months Ended
	Sep. 10, 2025 USD ($)	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 10, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Payment of long-term debt		$ 123,333	$ 73,038	$ 88,742
Loss on extinguishment of debt		$ (1,663)	$ (653)	$ (540)
Sinopac Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount					$ 15,000
Margin on variable rate		3.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR [Member]
Term of loan		5 years
Final balloon payment		$ 6,720
Payment of long-term debt	$ 9,030
Loss on extinguishment of debt		$ 63
Sinopac Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment		4
Frequency of periodic payment		quarterly
Installment payment		$ 530
Sinopac Loan Facility [Member] | Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment		16
Frequency of periodic payment		quarterly
Installment payment		$ 385